CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (13,374)	$ (14,385)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	968	1,288
Depreciation	377	561
Increase in severance pay, net	200	15
Gain from property and equipment disposal		(148)
Decrease in operating lease right of use asset	235	559
Decrease (increase) in interest receivables from short-term bank deposits	(316)	60
Decrease in other accounts receivable and prepaid expenses	40	231
Decrease (increase) in long-term prepaid expenses	(526)	11
Increase (decrease) in trade payables	70	(1,860)
Increase (decrease) in and other accounts payable and accrued expenses	1,325	(2,165)
Decrease in operating lease liability	(271)	(316)
Decrease in deferred participation in R&D expenses	(294)	(265)
Net cash used in operating activities	(11,566)	(16,414)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	15,500	29,603
Investment in short-term bank deposits	(104,100)	(21,200)
Purchase of property and equipment	(108)	(29)
Proceeds from sales of property and equipment		284
Net cash provided by (used in) investing activities	(88,708)	8,658
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	74,147	7,123
Proceeds from exercise of warrants	16,609
Proceeds from exercise of options	12,789	396
Net cash provided by financing activities	103,545	7,519
Increase (decrease) in cash, cash equivalents and restricted cash	3,271	(237)
Cash, cash equivalents and restricted cash at the beginning of the period	9,839	6,466
Cash, cash equivalents and restricted cash at the end of the period	13,110	6,229
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	47	64
Receivables on account of shares	$ 7	$ 130